PRIVATE PLACEMENT (PPM-1) AND JH DARBIE FINANCING (Tables)	12 Months Ended
Dec. 31, 2024
Private Placement Ppm-1 And Jh Darbie Financing
SCHEDULE OF FUNDS RECEIVED UNDER THE SUBSCRIPTION AGREEMENT

As of December 31, 2024, and 2023, funds received under the JH Darbie Financing, net of debt discounts, consist of the following amounts:

	December 31, 2024	December 31, 2023

Convertible promissory notes
Subscription agreements - accredited investors	$-	$311,693
Subscription agreements – related party	-	-
Total convertible promissory notes	$-	$311,693